BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details 5) (USD $) In Thousands, unless otherwise specified	May 31, 2013	Nov. 11, 2013 Allstates Technical Services [Member]
Net Assets	$ 1,233	$ 3,063
Intangible assets	4,270	2,874
Goodwill	6,248	5,026
Total assets acquired	$ 8,933	$ 10,963